3. Loans (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans Details Narrative
Percentage of construction and land development loans in Bank's loan portfolio	11.00%	9.00%
Percentage of single-family residential loans in Bank's loan portfolio	37.00%	39.00%
Percentage of Single-family residential - Banco de la Gente stated income loans in Bank's loan portfolio	5.00%	6.00%
Percentage of commercial real estate loans in Bank's loan portfolio	33.00%	34.00%
Percentage of commercial loans in Bank's loan portfolio	12.00%	12.00%
Accruing impaired loans	$ 24,600	$ 23,500
Interest income recognized on accruing impaired loans	1,400	1,200
TDR loan amounts	4,900	5,900
Amount of performing TDR loans included	$ 21	$ 81